Expected credit loss measurement - ECL stage 2 allowances / provisions - classification by trigger (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (3,982)	$ (3,527)	$ (1,244)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1,237)
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(575)	(487)	(308)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(661)	$ (623)	$ (272)
Lifetime expected credit losses | Stage 1 and 2 positions | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(18)
Lifetime expected credit losses | Stage 1 and 2 positions | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(27)
Lifetime expected credit losses | Stage 1 and 2 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(178)
Lifetime expected credit losses | Stage 1 and 2 positions | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(119)
Lifetime expected credit losses | Stage 1 and 2 positions | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(10)
Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Consumer financing / credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(39)
Lifetime expected credit losses | Stage 1 and 2 positions | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(269)
Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(489)
Lifetime expected credit losses | of which: PD layer | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | of which: PD layer | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(26)
Lifetime expected credit losses | of which: PD layer | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(79)
Lifetime expected credit losses | of which: PD layer | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(97)
Lifetime expected credit losses | of which: PD layer | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(9)
Lifetime expected credit losses | of which: PD layer | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Consumer financing / credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(268)
Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(131)
Lifetime expected credit losses | of which: watch list | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(95)
Lifetime expected credit losses | of which: watch list | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(19)
Lifetime expected credit losses | of which: watch list | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Consumer financing / credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(16)
Lifetime expected credit losses | of which: watch list | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(42)
Lifetime expected credit losses | of which: 30 days past due | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(7)
Lifetime expected credit losses | of which: 30 days past due | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | of which: 30 days past due | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(3)
Lifetime expected credit losses | of which: 30 days past due | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due | Consumer financing / credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(23)
Lifetime expected credit losses | of which: 30 days past due | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (1)